Document and Entity Information	0 Months Ended
Aug. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2014
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Dec. 17, 2014
Document Effective Date	Dec. 29, 2014
Prospectus Date	Dec. 29, 2014
Performance Trust Strategic Bond Fund | Performance Trust Strategic Bond Fund
Risk/Return:
Trading Symbol	PTIAX
Performance Trust Municipal Bond Fund | Performance Trust Municipal Bond Fund - Institutional Class
Risk/Return:
Trading Symbol	PTIMX
Performance Trust Municipal Bond Fund | Performance Trust Municipal Bond Fund - Retail Class
Risk/Return:
Trading Symbol	PTRMX